Supplemental Disclosures of Cash Flow Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Schedule of supplemental disclosures of cash flow information
	Nine Months Ended September 30,
	2021	2020
Interest paid	$139,016	$—
Income tax paid	$—	$—
Business combinations:
Current assets
Current Assets	$5,201,957	$1,734,663
Intangible assets	1,848,000	—
Deferred tax liability	—	157,052
Preliminary goodwill	1,690,915	1,720,726
Deferred tax liability	(325,000)	—
Assumed liabilities	(111,442)	(3,195,726)
Cash acquired in acquisitions, net of working capital adjustment	$1,174,654	$1,268,285
Financing:
Due to seller (net cash paid to seller after closing)	$944,055	$233,000
Note payable seller	$850,000	$855,000
Common Shares
Deemed Dividend related to issuance of Preferred stock	$1,527,086	$—
Additional Paid-in Capital – common shares and warrants issued	$757,772	$—
Common stock	$—	$415
Additional Paid in Capital	$—	$829,585
Operating lease, ROU assets and liabilities	$466,294	$—

	Years Ended December 31,
	2020	2019
Interest paid	$415,451	$413,894
Income tax paid	$—	$—
Business combinations:
Current assets	$2,255,479	$—
Property and equipment	357,789	—
Intangibles	4,030,000	—
Goodwill	5,989,818	—
Assumed liabilities	(3,575,100)	—
Cash acquired in acquisitions	$1,631,285	$—
Financing:
Due to seller (cash paid to seller day after closing)	$4,622,792	$—
Line of credit	$586,097	$—
Debt discount on line of credit	(17,500)	—
Issuance of common shares on promissory note
Line of credit, net	$568,597	$—
Convertible Promissory Note	$1,353,979	$—
Common Shares	$1,115	$—
Deemed Dividend related to issuance of Preferred stock	$3,051,478	$—
1847 Goedeker Spin-Off Dividend	$283,257	$—
Distribution – Allocation shares	$5,985,000	$—
Distribution receivable – Allocation shares	$2,000,000	$—
Additional Paid-in Capital – common shares and warrants issued	$4,711,385	$430,173
Operating lease, ROU assets and liabilities	$373,916	$—